SIGNIFICANT ACCOUNTING POLICIES - Other liabilities (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Discount Rate	3.00%	4.20%	6.00%
Projected increase rate in compensation	10.00%	32.00%	52.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Discount Rate	7.70%	12.20%	11.60%
Projected increase rate in compensation	31.00%	175.00%	83.10%